Financial Instruments	12 Months Ended
Dec. 31, 2021
Financial Instruments
Financial Instruments

13. Financial Instruments

The following is a summary of the Company’s risk management strategies and the effect of these strategies on the Company’s consolidated financial statements.

Interest Rate Risk: Interest rate risk arises on bank borrowings. The Company monitors the interest rate on borrowings closely to ensure that the borrowings are maintained at favorable rates. The interest rates relating to the long-term loans are disclosed in Note 10, “Long-term Debt, net”.

13. Financial Instruments (Continued)

Concentration of Credit Risk: Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company is exposed to credit risk in the event of non-performance by counterparties, however, the Company limits this exposure by diversifying among counterparties with high credit ratings. The Company depends upon a limited number of customers for a large part of its revenues. Refer to Note 14, “Operating Revenue”, for further details on revenue from significant clients. Credit risk with respect to trade accounts receivable is generally managed by the selection of customers among the major liner companies in the world and their dispersion across many geographic areas.

Fair Value: The carrying amounts reflected in the accompanying consolidated balance sheets of financial assets and liabilities (excluding long-term bank loans and certain other non-current assets) approximate their respective fair values due to the short maturity of these instruments. The fair values of long-term floating rate bank loans approximate the recorded values, generally due to their variable interest rates. The fair value of available for sale securities is estimated based on weighted combination of (1) a yield-to-maturity analysis based on a quoted (non-binding) price from a third party broker, (2) a yield-to-maturity analysis of a similar bond(s) in an active market, (3) the available market data for yield-to-maturity for the corporate bonds, if available and (4) if applicable, redemption information announced by the issuer of the security. The fair value of the equity participation in ZIM is measured based on the closing price of ZIM ordinary shares on the NYSE. The Company is exposed to changes in fair value of available for sale securities as there is no hedging strategy.

Interest Rate Swaps: The Company currently has no outstanding interest rate swaps agreements. However, in the past years, the Company entered into interest rate swap agreements with its lenders in order to manage its floating rate exposure. Certain variable-rate interests on specific borrowings were associated with vessels under construction and were capitalized as a cost of the specific vessels. In accordance with the accounting guidance on derivatives and hedging, the amounts related to realized gains or losses on cash flow hedges that have been entered into and qualified for hedge accounting, in order to hedge the variability of that interest, were recognized in accumulated other comprehensive loss and are reclassified into earnings over the depreciable life of the constructed asset, since that depreciable life coincides with the amortization period for the capitalized interest cost on the debt. An amount of $3.6 million was reclassified into earnings for each of the years ended December 31, 2021, 2020 and 2019, respectively, representing amortization over the depreciable life of the vessels. An amount of $3.6 million is expected to be reclassified into earnings within the next 12 months.

Fair Value of Financial Instruments

The estimated fair values of the Company’s financial instruments are as follows:

	As of December 31, 2021		As of December 31, 2020
	Book Value	Fair Value	Book Value	Fair Value

	(in thousands of $)
Cash and cash equivalents	$129,410	$129,410	$65,663	$65,663
Restricted cash (3)	$346	$346	—	—
Equity participation ZIM	$423,024	$423,024	75	n/a*
ZIM notes	—	—	$43,559	$43,559
HMM notes	—	—	$19,328	$19,328
Long-term debt, including current portion	$1,142,035	$1,142,035	$1,368,100	$1,368,100

* As of December 31, 2020, there was no readily determinable fair value.

13. Financial Instruments (Continued)

The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2021 (in thousands):

	Fair Value Measurements
	as of December 31, 2021
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
Equity participation ZIM	$423,024	$423,024	$—	$—

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2021 (in thousands):

	Fair Value Measurements
	as of December 31, 2021
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
Long-term debt, including current portion(2)	$1,142,035	$—	$1,142,035	$—

The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2020:

	Fair Value Measurements
	as of December 31, 2020
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
ZIM notes(1)	$43,559	$—	$43,559	$—
HMM notes(1)	$19,328	$—	$19,328	$—

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2020:

	Fair Value Measurements
	as of December 31, 2020
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
Long-term debt, including current portion(2)	$1,368,100	$—	$1,368,100	$—
(1)	The fair value is estimated based on a weighted combination of (1) a yield-to-maturity analysis based on a quoted (non-binding) price from a third party broker, (2) a yield-to-maturity analysis of a similar bond(s) in an active market, (3) the available market data for yield-to-maturity for the corporate bonds, if available and (4) if applicable, redemption information announced by the issuer of the security.
(2)	Long-term debt, including current portion is presented gross of deferred finance costs of $28.4 million and $25.1 million as of December 31, 2021 and December 31, 2020, respectively. The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account its credit risk and does not include amounts related to the accumulated accrued interest.
(3)	The Company is required to maintain cash on a retention account as collateral for the upcoming scheduled debt repayments related to the Eurobank $30 mil. Facility, which was recorded as restricted cash under current assets as of December 31, 2021.